Document and Entity Information	Aug. 26, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	II-VI INC
Amendment Flag	false
Entity Central Index Key	0000820318
Document Type	8-K
Document Period End Date	Aug. 26, 2020
Entity File Number	001-39375
Entity Incorporation State Country Code	PA
Entity Tax Identification Number	25-1214948
Entity Address, Address Line One	375 Saxonburg Boulevard
Entity Address, City or Town	Saxonburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16056
City Area Code	(724)
Local Phone Number	352-4455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock No Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	IIVI
Security Exchange Name	NASDAQ
Series Mandatory Convertible Preferred Stock No Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Mandatory Convertible Preferred Stock, no par value
Trading Symbol	IIVIP
Security Exchange Name	NASDAQ